Loans and financing (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	R$ 3,704,858	R$ 3,307,015
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	1,282,496
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	202,506
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	698,866
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	698,866
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	659,624
Later Than Nine Years And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	55,714
Later Than Ten Years And Not Later Than Eleven Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	55,714
Later Than Eleven Years And Not Later Than Twelve Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	R$ 51,072